Risk and uncertainties	12 Months Ended
Mar. 31, 2026
Risks and Uncertainties [Abstract]
Risk and uncertainties
34. Risk and uncertainties
The Bank continues to monitor the developments in the ongoing war between Russia and Ukraine (which has entered its fourth year), the geo-political conflict between Israel and Hamas, the war in Iran involving the United States and Israel, the escalating regional instability in the Middle East, the logistical restrictions due to the closure of the Strait of Hormuz and the added tensions in the immediate region consequent to the terrorist attack on tourists in Pahalgam in Jammu and Kashmir, which complicates the geopolitical landscape. The tariff announcements by the United States in February 2025 and the retaliatory tariffs by China have led to increased uncertainty in the world markets. In February 2026, the U.S. Supreme Court ruled that the baseline reciprocal tariffs and certain higher additional tariffs imposed by the U.S. President in April 2025 pursuant to the International Emergency Economic Powers Act (“IEEPA”) were unlawful. Following the ruling, the U.S. President signed a proclamation imposing a new 10 percent global tariff under Section 122 of the Trade Act of 1974. Significant uncertainty remains regarding the imposition of tariffs pursuant to IEEPA, including with respect to timing, amount, the status of any current appeal and the potential for further appeal.